Annual Total Returns - VIPFreedomFunds-InitialServiceService2ComboPRO - VIPFreedomFunds-InitialServiceService2ComboPRO - VIP Freedom 2055 Portfolio	Apr. 29, 2024
Bar Chart Table:
Annual Return, Inception Date	Apr. 11, 2019
VIP Freedom 2055 Portfolio - Initial Class
Bar Chart Table:
Annual Return 2020	19.28%
Annual Return 2021	17.79%
Annual Return 2022	(18.26%)
Annual Return 2023	19.48%